787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

January 2, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	VALIC Company II
Securities Act File No. 333-53589
Investment Company Act File No. 811-08789

Ladies and Gentlemen:

On behalf of VALIC Company II (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its registration statement on Form N-1A (the “Amendment”), as required by Rule 497(c) under the 1933 Act.

The Registrant hereby certifies that:

1. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment; and

2. the Amendment, which is designated as Post-Effective Amendment No. 31 under the 1933 Act and as Amendment No. 33 under the Investment Company Act of 1940, as amended, was filed electronically on December 29, 2017.

Should members of the Staff have any questions or comments, they should call the undersigned at (212) 728-8762.

Sincerely,

/s/ Patrick T. Quinn

Patrick T. Quinn

NEW YORK     WASHINGTON     HOUSTON     PARIS     LONDON     MILAN     ROME     FRANKFURT     BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

January 2, 2018

cc: Christopher	J. Tafone, Esq., SunAmerica Asset Management, LLC

Elliot J. Gluck, Esq., Willkie Farr and Gallagher LLP